UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22112

SEI Alpha Strategy Portfolios, LP

(Exact name of Registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2012

Date of reporting period: May 31, 2012

Item 1.	Reports to Stockholders.

SEI ALPHA STRATEGY PORTFOLIOS, LP

SEI LIBOR Plus Portfolio

Financial Statements

For the year ended

May 31, 2012

SEI Alpha Strategy Portfolios, LP

Management’s Discussion and Analysis of Fund Performance

May 31, 2012

I.	Objective:

The SEI LIBOR Plus Portfolio (the “Portfolio”) seeks to maximize total return consistent with the preservation of capital and prudent investment management.

II.	Multi-Manager Approach:

The Portfolio uses a multi-manager approach, relying on a number of sub-advisors with differing investment approaches to manage portions of the Portfolio under the general supervision of SEI Investments Management Corp. (“SIMC”). The Portfolio utilized the following sub-advisors as of May 31, 2012: Declaration Management & Research LLC and Brookfield Investment Management Inc.

III.	Market Review:

For the year ended May 31, 2012, the non-Treasury sectors of the U.S. fixed-income market experienced strong volatility. During the first half of the year, dual sovereign debt challenges on both sides of the Atlantic and the fear of another economic recession in the U.S. caused the credit market to sell off, with volatility picking up dramatically. On August 2, 2011, the U.S. Congress raised the debt ceiling by $2.1 trillion, alleviating the imminent risk of Treasury default. However, Standard and Poor’s subsequently downgraded U.S. Treasuries to AA+. In mid-September, the Federal Open Market Committee announced further accommodative measures through “Operation Twist,” effectively extending the maturity of its Treasury portfolio and reinvesting the proceeds of maturing agency debt and mortgage-backed securities (“MBS”) back into MBS rather than Treasuries. The market turned the corner coming into 2012, as encouraging U.S. economic data and positive developments in Europe increased investor risk appetite in the first quarter. Most importantly, the European Central Bank’s three-year Long-Term Refinancing Operation significantly improved market liquidity and alleviated short-term funding pressures. The “risk-on” environment helped all non-Treasury sectors outperform Treasuries in the first quarter, and almost recouped all losses from the earlier flight to quality. In the second quarter of 2012, renewed concerns about the eurozone and weaker global economic data triggered another flight to quality. The fear that Greece would exit the eurozone, the recapitalization of Spanish banks and Moody’s Investors Services’ continuing bank downgrades set a pessimistic tone in the fixed-income market. U.S. Federal Reserve (“Fed”) Chairman Ben Bernanke clearly indicated that he stood ready to act should conditions worsen. Once again, the “risk-off” environment pushed all non-Treasury sectors to post negative excess returns. However, the fixed-income community appeared to be more conservatively positioned versus the fall of 2011. As a result, the degree of underperformance in non-treasury assets in the second quarter of 2012 was much more modest as compared to what was seen in 2011.

Due to global macro concerns and a highly accommodative Fed monetary policy, 10-year Treasury yields fell to record lows at the end of the period, moving from 3.06% to 1.56% on a year-over-year basis. Although non-Treasury sectors experienced high volatility during the period, the fundamentals continued to improve. The investment-grade corporate market continued to see active new issuance, and corporate earnings were solid. After a few years of de-leveraging, financial companies now have much stronger balance sheets. More stringent regulations should enhance banks’ capital ratios and are perceived to be bondholder-friendly. In the meantime, housing prices are starting to stabilize and delinquency rates are trending lower. The lack of supply, strong investor demand and stabilizing fundamentals continue to support the securitized market.

SEI Alpha Strategy Portfolios, LP

Management’s Discussion and Analysis of Fund Performance

May 31, 2012

IV.	Return vs. Benchmark:

For the year ended May 31, 2012, the Portfolio outperformed the BofA Merrill Lynch 3-Month LIBOR Constant-Maturity Index (the “Index”), returning 2.57% versus the Index return of 0.38%.

VI.	Fund Attribution:

The Portfolio’s outperformance was driven by an allocation to and security selection within non-agency MBS, particularly shorter-tenor senior residential mortgage-backed securities. These added to performance, with favorable technicals and stable cash flow profiles supporting the valuation. Security selection within commercial mortgage-backed securities also added to performance. The Portfolio used derivatives, primarily Treasury futures, as a way to manage duration, yield-curve positioning and spread duration in a more efficient manner.

Average Annual Total Return[1]
	1 Year Return	3 Year Return	Annualized Inception to Date
SEI LIBOR Plus Portfolio	2.57%	6.75%	(6.71)%
BofA Merrill Lynch 3-Month LIBOR Constant-Maturity Index	0.38	0.39	1.60

Comparison of change in the value of $100,000 investment in the SEI LIBOR Plus Portfolio versus the BofA Merrill Lynch 3-Month LIBOR Constant-Maturity Index

[1]

For the period ended 5/31/12. Past performance is no indication of future performance. Portfolio Shares were offered beginning 8/31/07. Returns shown do not reflect the deduction of taxes that a shareholder would pay of fund distributions or the redemption of fund shares. The returns for the period reflect fee waivers and/or reimbursements in effect for the period; absent fee waivers and reimbursements, performance would have been lower.

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2012

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 55.0%
Agency Mortgage-Backed Obligations — 24.0%
FHLMC ARM (A)
3.367%, 03/01/36	$5,739	$6,126
2.486%, 06/01/35	4,951	5,208
2.382%, 10/01/35	2,404	2,563
FHLMC REMIC, Ser 2007-3335, Cl BF
0.389%, 07/15/19(A)	1,990	1,987
FHLMC REMIC, Ser 2010-83, Cl BA
5.000%, 08/25/40	4,854	5,266
FNMA
6.000%, 07/01/37	2,362	2,614
FNMA ARM (A)
2.675%, 05/01/34	1,127	1,184
2.622%, 10/01/33	1,393	1,487
2.620%, 10/01/33	895	954
2.593%, 05/01/35	5,008	5,340
2.550%, 04/01/33	832	888
2.527%, 09/01/34	1,936	2,065
2.520%, 10/01/33	1,125	1,196
2.505%, 01/01/34	1,621	1,724
2.471%, 04/01/34	2,769	2,944
2.435%, 09/01/33	2,170	2,278
2.378%, 06/01/35	1,564	1,664
2.375%, 07/01/36	5,081	5,389
2.370%, 05/01/35	1,841	1,953
2.369%, 08/01/34	3,523	3,726
2.362%, 05/01/37	6,428	6,835
2.299%, 10/01/24	912	968
2.265%, 10/01/33	1,850	1,948
2.263%, 06/01/35	967	1,017
2.255%, 07/01/34	1,443	1,526
2.240%, 10/01/35	3,881	4,106
2.233%, 07/01/34	3,047	3,220
2.195%, 03/01/35	3,648	3,829
2.182%, 02/01/35	3,449	3,600
FNMA CMO REMIC, Ser 2007- 76, Cl PD
6.000%, 03/25/36	5,856	6,180
FNMA CMO REMIC, Ser 2011- 63, Cl FG
0.689%, 07/25/41 (A)	7,819	7,843
FNMA CMO, Ser 2011-88, Cl AB
2.500%, 09/25/26	9,303	9,564

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA REMIC, Ser 2011-406, Cl 6, IO
4.000%, 01/25/41 (A)	$3,318	$384
GNMA ARM (A)
2.024%, 12/20/60	3,882	4,105
1.680%, 09/20/60 to 11/20/60	5,007	5,115
1.408%, 11/20/60	4,067	4,123
1.378%, 12/20/60	4,396	4,479
GNMA CMO, Ser 2002-66, Cl FC
0.639%, 07/16/31 (A)	2,168	2,180
GNMA CMO, Ser 2005-93, Cl PA
5.500%, 06/20/33	1,108	1,139
GNMA CMO, Ser 2010-66, Cl A
1.869%, 09/16/27	6,420	6,469
GNMA CMO, Ser 2011-69, IO
5.000%, 03/20/36	2,230	169
GNMA CMO, Ser 2012-70, IO
0.961%, 08/16/52 (A)	17,600	1,244
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/22	8,884	9,009
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.691%, 10/07/20 (A)	6,349	6,362
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
0.799%, 12/08/20 (A)	8,941	8,979
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.691%, 01/08/20 (A)	1,030	1,032
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.639%, 02/06/20 (A)	907	909
NCUA Guaranteed Notes CMO, Ser 2011-R3, Cl 1A
0.639%, 03/11/20 (A)	406	407
NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
0.621%, 03/06/20 (A)	2,008	2,009
NCUA Guaranteed Notes CMO, Ser 2011-R6, Cl 1A
0.619%, 05/07/20 (A)	3,410	3,413

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2012

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
NCUA Guaranteed Notes, Ser 2010-A1, Cl A
0.589%, 12/07/20 (A)	$1,710	$1,716

		170,435

Non-Agency Mortgage-Backed Obligations — 31.0%
ABN Amro Mortgage, Ser 2003- 3, Cl B3
5.750%, 02/25/33 (B)	274	106
Adjustable Rate Mortgage Trust, Ser 2005-2, Cl 1A2
2.842%, 06/25/35 (A)	990	772
American Home Mortgage Investment Trust, Ser 2005-2, Cl 5A3
5.077%, 09/25/35 (C)	3,335	3,374
Banc of America Funding, Ser 2004-C, Cl 2A2
2.948%, 12/20/34 (A)	1,630	1,365
Banc of America Funding, Ser 2010-R4, Cl 6A1
0.386%, 01/26/37 (A) (B)	3,200	3,039
Banc of America Funding, Ser 2010-R11A, Cl 4A6
4.925%, 11/26/36 (A) (B)	6,236	6,158
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-2, Cl XP, IO
0.484%, 07/10/43 (A)	34,792	—
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-4, Cl A2
5.522%, 07/10/46	2,048	2,047
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-5, Cl A2
5.317%, 09/10/47	4,572	4,575
Banc of America Merrill Lynch Commercial Mortgage, Ser 2007-2, Cl A4
5.634%, 04/10/49 (A)	900	1,016
Banc of America Mortgage Securities, Ser 2007-4, Cl B1
6.097%, 12/28/37 (A)	2,896	97
Bear Stearns Commercial Mortgage Securities, Ser 2003- T12, Cl A3
4.240%, 08/13/39 (A)	1,109	1,112
Bear Stearns Commercial Mortgage Securities, Ser 2005- PWR9, Cl A2
4.735%, 09/11/42	5,399	5,479
Bear Stearns Commercial Mortgage Securities, Ser 2007- PW16, Cl A4
5.717%, 06/11/40 (A)	3,000	3,393
Bear Stearns Commercial Mortgage Securities, Ser 2007- T28, Cl F
6.164%, 09/11/42 (A) (B)	548	136

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bear Stearns Commercial Mortgage Securities, Ser 2007- T28, Cl G
6.164%, 09/11/42 (A) (B)	$955	$115
Bear Stearns Mortgage Funding Trust, Ser 2006-SL5, Cl 1A
0.539%, 12/25/36 (A)	71	14
Chase Mortgage Finance, Ser 2007-A1, Cl 7A1
2.723%, 02/25/37 (A)	3,672	3,565
Citicorp Mortgage Securities, Ser 2005-4, Cl 2A1
5.000%, 07/25/20	682	704
Citicorp Mortgage Securities, Ser 2007-2, Cl 1A3
6.000%, 02/25/37	1,680	1,622
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 2A1A
3.009%, 11/25/38 (A) (B)	5,210	5,196
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2007-CD4, Cl A4
5.322%, 12/11/49	1,990	2,186
Countrywide Alternative Loan Trust, Ser 2003-J1, Cl 3A1
5.000%, 10/25/18	2,739	2,833
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-2, Cl A18
8.000%, 03/25/33	172	174
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-26, Cl 2A1
0.639%, 08/25/33 (A)	510	493
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-5, Cl 2A14
5.000%, 05/25/34	68	68
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/19	2,350	2,395
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-5, Cl A6
5.500%, 03/25/35	388	389
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-27, Cl M
5.500%, 12/25/35	2,560	—
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-HYB9, Cl 1A2
2.789%, 02/20/36 (A)	195	12
Credit Suisse First Boston Mortgage Securities, Ser 2002- AR31, Cl 4A1
2.772%, 11/25/32 (A)	642	632
Credit Suisse First Boston Mortgage Securities, Ser 2005- C3, Cl A2
4.512%, 07/15/37	476	476

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2012

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Credit Suisse Mortgage Capital Certificates, Ser 2006-C3, Cl A3
6.008%, 06/15/38 (A)	$112	$126
Credit Suisse Mortgage Capital Certificates, Ser 2007-C3, Cl A4
5.678%, 06/15/39 (A)	160	170
Credit Suisse Mortgage Capital Certificates, Ser 2007-C5, Cl A4
5.695%, 09/15/40 (A)	2,308	2,445
Credit-Based Asset Servicing and Securitization LLC, Ser 2006- MH1, Cl AF3
5.970%, 10/25/36 (B) (C)	2,934	3,024
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl XA, IO
1.439%, 07/10/44 (A) (B)	44,225	3,287
Deutsche Mortgage Securities, Ser 2010-RS2, Cl A1
1.489%, 06/28/47 (A) (B)	1,392	1,382
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/22 (B)	3,784	3,977
Extended Stay America Trust, Ser 2010-ESHA, Cl XA1, IO
3.330%, 01/05/13 (A) (B)	94,763	1,509
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.791%, 02/25/48 (A) (B)	9,463	9,470
FDIC Structured Sale Guaranteed Notes, Ser 2010-S2, Cl 1A
0.739%, 11/29/37 (A) (B)	2,311	2,300
First Horizon Alternative Mortgage Trust, Ser 2005-AA3, Cl 3A1
2.605%, 05/25/35 (A)	591	449
First Horizon Asset Securities, Ser 2003-8, Cl 1A3
5.000%, 10/25/33	2,982	3,031
First Horizon Asset Securities, Ser 2006-2, Cl 1A3
6.000%, 08/25/36	958	873
GMAC Commercial Mortgage Securities, Ser 2004-C2, Cl A2
4.760%, 08/10/38	118	118
GMAC Commercial Mortgage Securities, Ser 2004-C3, Cl A4
4.547%, 12/10/41	1,215	1,215
Greenwich Capital Commercial Funding, Ser 2007-GG11, Cl A4
5.736%, 12/10/49	3,780	4,125
GS Mortgage Securities II, Ser 2010-C2, Cl XA, IO
0.699%, 12/10/43 (A) (B)	61,584	1,594
GS Mortgage Securities II, Ser 2011-ALF, Cl XA1, IO
3.566%, 02/10/21 (A) (B)	18,986	841

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GS Mortgage Securities II, Ser 2011-GC3, Cl X, IO
1.345%, 03/10/44 (A) (B)	$48,079	$2,605
GS Mortgage Securities II, Ser GG10, Cl A4
5.980%, 08/10/45 (A)	1,020	1,113
GSR Mortgage Loan Trust, Ser 2003-7F, Cl 5A1
0.639%, 10/25/32 (A)	502	480
GSR Mortgage Loan Trust, Ser 2005-3F, Cl 1A2
5.500%, 03/25/35	378	378
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
2.858%, 01/25/35 (A)	902	796
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
2.936%, 04/25/35 (A)	1,383	1,119
Harborview Mortgage Loan Trust, Ser 2004-7, Cl 2A1
2.427%, 11/19/34 (A)	211	156
Harborview Mortgage Loan Trust, Ser 2005-9, Cl B11
1.990%, 06/20/35 (A) (B)	754	9
HSI Asset Securitization Trust, Ser 2005-NC1, Cl 2A4
0.559%, 07/25/35 (A)	1,723	1,300
Impac CMB Trust, Ser 2004-10, Cl 4M1
1.139%, 03/25/35 (A)	656	497
JPMorgan Alternative Loan Trust, Ser 2006-S3, Cl A2A
5.870%, 08/25/36 (C)	963	958
JPMorgan Chase Commercial Mortgage Securities, Ser 2005- CB12, Cl A3B
5.465%, 09/12/37 (A)	625	641
JPMorgan Chase Commercial Mortgage Securities, Ser 2005- LDP1, Cl A2
4.625%, 03/15/46	2,312	2,333
JPMorgan Chase Commercial Mortgage Securities, Ser 2005- LDP4, Cl A3A1
4.871%, 10/15/42	1,120	1,119
JPMorgan Chase Commercial Mortgage Securities, Ser 2005- LDP5, Cl A2
5.198%, 12/15/44	6,425	6,451
JPMorgan Chase Commercial Mortgage Securities, Ser 2006- LDP7, Cl A2
6.051%, 04/15/45 (A)	266	266
JPMorgan Chase Commercial Mortgage Securities, Ser 2010- CNTR, Cl XA, IO
2.267%, 08/05/32 (A) (B)	15,116	1,779
JPMorgan Chase Commercial Mortgage Securities, Ser 2011- C3, Cl XA, IO
1.550%, 02/15/46 (A) (B)	40,936	2,711

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2012

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 4A2
2.438%, 12/25/34 (A)	$469	$470
JPMorgan Mortgage Trust, Ser 2004-S1, Cl 1A4
4.500%, 09/25/34	2,336	2,385
LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A3
4.545%, 02/15/30	1,243	1,243
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl A3
5.866%, 09/15/45 (A)	2,770	3,123
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A6
2.718%, 11/21/34 (A)	3,079	3,085
Master Alternative Loans Trust, Ser 2003-6, Cl 3A2
5.750%, 09/25/33	30	30
Master Asset Securitization Trust, Ser 2005-1, Cl 2A5
5.000%, 05/25/35	4,281	4,306
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
2.610%, 10/20/29 (A)	1,179	1,162
Merrill Lynch Mortgage Investors, Ser 2005-A2, Cl A4
2.518%, 02/25/35 (A)	1,404	1,383
Merrill Lynch Mortgage Investors, Ser 2005-A4, Cl 1A
2.816%, 07/25/35 (A)	1,451	986
Merrill Lynch Mortgage Investors, Ser 2005-A5, Cl A1
2.612%, 06/25/35 (A)	404	389
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl A3
5.289%, 01/12/44 (A)	4,880	4,899
Morgan Stanley Capital I, Ser 2005-T19, Cl AAB
4.852%, 06/12/47	2,704	2,792
Morgan Stanley Capital I, Ser 2007-IQ13, Cl A4
5.364%, 03/15/44	1,000	1,113
Morgan Stanley Capital I, Ser 2012-C4, Cl XA
2.897%, 03/15/45 (A) (B)	12,917	1,983
Morgan Stanley Capital I, Ser IQ11, Cl A3
5.862%, 10/15/42 (A)	779	801
Morgan Stanley Capital I, Ser IQ14, Cl A4
5.692%, 04/15/49 (A)	1,700	1,847
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
2.764%, 11/25/34 (A)	1,861	1,538
PHH Mortgage Capital LLC, Ser 2008-CIM2, Cl 1A1
4.750%, 07/25/38 (A)	3,286	3,032
Provident Funding Mortgage Loan Trust, Ser 2003-1, Cl A
2.578%, 08/25/33 (A)	3,087	3,066

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
5.755%, 08/25/22 (A)	$2,109	$1,854
Residential Funding Mortgage Securities I, Ser 2003-S7, Cl A7
5.500%, 05/25/33	429	445
Residential Funding Mortgage Securities I, Ser 2004-S5, Cl 2A1
4.500%, 05/25/19	3,219	3,288
Residential Funding Securities LLC, Ser 2003-RM2, Cl AI5
8.500%, 05/25/33	809	863
Sequoia Mortgage Trust, Ser 2002-10, Cl 1A
1.040%, 10/20/27 (A)	2,993	2,749
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/40 (A)	1,664	1,690
Sequoia Mortgage Trust, Ser 2012-1, Cl 1A1
2.865%, 01/25/42 (A)	5,803	5,849
Springleaf Mortgage Loan Trust, Ser 2012-1A, Cl A
2.667%, 09/25/57 (A) (B)	2,836	2,843
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
2.802%, 04/25/35 (A)	3,214	2,452
Thornburg Mortgage Securities Trust, Ser 2004-3, Cl A
0.979%, 09/25/44 (A)	1,708	1,537
Thornburg Mortgage Securities Trust, Ser 2005-2, Cl A1
2.538%, 07/25/45 (A)	3,931	3,410
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 1A1
6.081%, 09/25/37 (A)	4,024	3,597
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.562%, 05/10/45 (A) (B)	13,211	2,019
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A3
5.463%, 12/15/44 (A)	5,492	5,508
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C25, Cl A2
5.684%, 05/15/43 (A)	212	212
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C25, Cl A3
5.887%, 05/15/43 (A)	1,700	1,703
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl A5
5.342%, 12/15/43	1,700	1,802

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2012

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.440%, 08/25/33 (A)	$153	$150
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR11, Cl A6
2.467%, 10/25/33 (A)	196	195
WaMu Mortgage Pass-Through Certificates, Ser 2004-RS2, Cl A1
5.000%, 11/25/33	1,864	1,881
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR1, Cl A2A3
0.639%, 01/25/45 (A)	679	535
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR10, Cl 1A1
2.482%, 09/25/35 (A)	1,217	1,197
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A2
1.608%, 10/25/45 (A)	619	532
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2007-OA3, Cl 5A
2.474%, 04/25/47 (A)	6,676	3,805
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-12, Cl A1
4.750%, 11/25/18	851	883
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-N, Cl 1A1
4.554%, 12/25/33 (A)	187	187
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A1
4.892%, 05/25/34 (A)	1,034	1,038
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl A1
2.751%, 06/25/34 (A)	1,231	1,200
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-L, Cl A7
4.768%, 07/25/34 (A)	91	91
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
4.903%, 08/25/34 (A)	5,589	5,731
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005- AR16, Cl 4A1
2.699%, 10/25/35 (A)	10	9
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-3, Cl A11
5.500%, 03/25/36	1,237	1,207

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-16, Cl A13
5.000%, 11/25/36	$91	$91
Wells Fargo Mortgage-Backed Securities Trust, Ser 2007-7, Cl A38
6.000%, 06/25/37	214	197
WF-RBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
1.350%, 02/15/44 (A) (B)	31,617	1,687

		220,260

Total Mortgage-Backed Securities (Cost $399,325) ($ Thousands)		390,695

ASSET-BACKED SECURITIES — 34.9%

Automotive — 5.8%
Ally Master Owner Trust, Ser 2010-1, Cl A
1.989%, 01/15/15 (A) (B)	5,000	5,046
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl A3
1.140%, 04/08/15	5,000	5,011
AmeriCredit Automobile Receivables Trust, Ser 2010-4, Cl A2
0.960%, 05/08/14	1,550	1,550
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A3
1.170%, 05/09/16	3,500	3,514
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A3
1.230%, 09/08/16	2,500	2,519
BMW Floorplan Master Owner Trust, Ser 2009-1A, Cl A
1.389%, 09/15/14 (A) (B)	5,855	5,874
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A2
0.839%, 02/15/16 (A)	5,000	5,026
Mercedes-Benz Auto Receivables Trust, Ser 2009-1, Cl A3
1.670%, 01/15/14	1,182	1,187
Nissan Master Owner Trust Receivables, Ser 2010-AA, Cl A
1.389%, 01/15/15 (A) (B)	6,000	6,040
Wheels SPV LLC, Ser 2009-1, Cl A
1.789%, 03/15/18 (A) (B)	1,241	1,242
Wheels SPV LLC, Ser 2012-1, Cl A2
1.190%, 03/20/21 (B)	4,000	3,995

		41,004

Credit Cards — 2.0%
American Express Credit Account Master Trust, Ser 2011-1, Cl A
0.409%, 04/17/17 (A)	4,250	4,255

7

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2012

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.789%, 01/15/17 (A)	$4,000	$4,024
GE Capital Credit Card Master Note Trust, Ser 2011-3, Cl A
0.469%, 09/15/16 (A)	6,000	6,000

		14,279

Mortgage Related Securities — 6.9%
ACE Securities, Ser 2005-HE2, Cl M3
0.719%, 04/25/35 (A)	2,235	1,970
Argent Securities, Ser 2005-W2, Cl A2B1
0.439%, 10/25/35 (A)	1,166	1,060
Argent Securities, Ser 2006-W2, Cl A2B
0.429%, 03/25/36 (A)	1,627	550
Asset-Backed Funding Certificates, Ser 2004-OPT5, Cl M1
0.989%, 03/25/34 (A)	326	157
Asset-Backed Securities Home Equity, Ser 2005-HE2, Cl M1
0.914%, 02/25/35 (A)	289	257
Asset-Backed Securities Home Equity, Ser 2006-HE3, Cl A4
0.409%, 03/25/36 (A)	2,790	2,059
Bayview Financial Acquisition Trust, Ser 2005-C, Cl A2
0.589%, 06/28/44 (A)	1,655	1,541
Bear Stearns Asset-Backed Securities Trust, Ser 2005- HE5, Cl M1
0.689%, 06/25/35 (A)	1,352	1,327
Citicorp Mortgage Loan Trust, Ser 2010-9, Cl 5A1
4.750%, 03/25/37 (B) (C)	6,245	6,274
Citigroup Mortgage Loan Trust, Ser 2004-NCM2, Cl 1CB2
6.750%, 08/25/34	90	97
Citigroup Mortgage Loan Trust, Ser 2007-WFH1, Cl A2
0.339%, 01/25/37 (A)	750	747
Credit Suisse First Boston Mortgage Securities, Ser 2005- FIX1, Cl A2
4.310%, 05/25/35 (C)	384	377
Green Tree Home Improvement Loan Trust, Ser 1997-E, Cl HEB1
7.530%, 01/15/29	941	926
Home Equity Mortgage Trust, Ser 2006-5, Cl A1
5.500%, 01/25/37 (C)	11,445	2,855
HSBC Home Equity Loan Trust, Ser 2007-3, Cl M1
2.490%, 11/20/36 (A)	3,000	1,959
Indymac Residential Asset- Backed Trust, Ser 2005-A, Cl M1
0.709%, 03/25/35 (A)	2,306	2,261

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
IXIS Real Estate Capital Trust, Ser 2005-HE2, Cl M2
0.914%, 09/25/35 (A)	$5	$5
Master Asset-Backed Securities Trust, Ser 2003-WMC2, Cl M1
1.289%, 08/25/33 (A)	235	227
Master Asset-Backed Securities Trust, Ser 2005-AB1, Cl A3B
5.233%, 11/25/35 (C)	7,685	7,699
Master Asset-Backed Securities Trust, Ser 2006-AB1, Cl A2
0.469%, 02/25/36 (A)	2,006	1,741
Morgan Stanley ABS Capital I, Ser 2005-HE5, Cl A2C
0.579%, 09/25/35 (A)	2,412	2,304
Morgan Stanley ABS Capital I, Ser 2005-NC2, Cl M2
0.659%, 03/25/35 (A)	589	517
Morgan Stanley ABS Capital I, Ser 2005-WMC3, Cl M3
0.944%, 03/25/35 (A)	467	421
Morgan Stanley ABS Capital I, Ser 2006-HE8, Cl A2B
0.339%, 10/25/36 (A)	4,484	2,419
Morgan Stanley Dean Witter Capital I, Ser 2002-AM3, Cl M1
1.664%, 02/25/33 (A)	124	94
Morgan Stanley Dean Witter Capital I, Ser 2003-NC4, Cl M2
3.239%, 04/25/33 (A)	99	58
Option One Mortgage Loan Trust, Ser 2005-4, Cl M1
0.679%, 11/25/35 (A)	1,077	697
Option One Mortgage Loan Trust, Ser 2005-5, Cl A3
0.449%, 12/25/35 (A)	2,217	2,038
Option One Mortgage Loan Trust, Ser 2006-3, Cl 2A2
0.339%, 02/25/37 (A)	847	439
Residential Asset Securities, Ser 2005-KS12, Cl A3
0.559%, 01/25/36 (A)	2,800	2,194
Saxon Asset Securities Trust, Ser 2003-3, Cl AF6
5.536%, 12/25/33 (C)	1,070	1,077
Soundview Home Equity Loan Trust, Ser 2007-NS1, Cl A1
0.359%, 01/25/37 (A)	2,343	2,309
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI5
4.890%, 10/25/34 (A)	233	234

		48,890

Non-Agency Mortgage-Backed Obligations — 3.5%
BCAP LLC Trust, Ser 2009-RR2, Cl A1
4.440%, 01/21/38 (A) (B)	2,457	2,456

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2012

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-9, Cl 22A1
3.207%, 11/25/34 (A)	$1,137	$1,123
Chase Mortgage Finance, Ser 2007-A1, Cl 1A3
2.850%, 02/25/37 (A)	645	647
Extended Stay America Trust, Ser 2010-ESHA, Cl A
2.951%, 11/05/27 (B)	3,888	3,917
GS Mortgage Securities II, Ser 2011-ALF, Cl C
3.563%, 02/10/21 (B)	2,250	2,275
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 6A1
5.250%, 07/25/35 (A)	1,103	1,069
Morgan Stanley Capital I, Ser 2006-T23, Cl AAB
5.974%, 08/12/41 (A)	2,949	3,082
Thornburg Mortgage Securities Trust, Ser 2007-1, Cl A2B
5.800%, 03/25/37 (A)	4,418	3,880
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl A2
5.935%, 06/15/45	418	423
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB4, Cl 22A
6.000%, 12/25/19	788	821
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Q, Cl 1A2
2.634%, 09/25/34 (A)	3,569	3,560
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005- AR7, Cl 2A1
5.098%, 05/25/35 (A)	1,393	1,384

		24,637

Other Asset-Backed Securities — 16.7%
Aames Mortgage Investment Trust, Ser 2004-1, Cl M4
1.814%, 01/25/35 (A)	2,041	2,032
Ameriquest Mortgage Securities, Ser 2005-R1, Cl M1
0.689%, 03/25/35 (A)	1,644	1,531
Ameriquest Mortgage Securities, Ser 2005-R3, Cl A1A
0.439%, 05/25/35 (A)	478	474
Ameriquest Mortgage Securities, Ser 2005-R9, Cl AF3
4.977%, 11/25/35 (C)	2,147	2,147
Ameriquest Mortgage Securities, Ser 2005-R9, Cl AF6
4.973%, 11/25/35 (C)	5,367	5,364
Ameriquest Mortgage Securities, Ser 2005-R10, Cl A2B
0.459%, 12/25/35 (A)	4,673	4,383
Ameriquest Mortgage Securities, Ser 2005-R11, Cl A2C
0.469%, 01/25/36 (A)	530	527

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Argent Securities, Ser 2005-W4, Cl A2C
0.539%, 02/25/36 (A)	$429	$420
Bear Stearns Asset-Backed Securities Trust, Ser 2006- SD2, Cl A2
0.439%, 06/25/36 (A)	315	314
Carrington Mortgage Loan Trust, Ser 2005-NC5, Cl A2
0.559%, 10/25/35 (A)	1,655	1,540
Centurion CDO VII, Ser 2004-7A, Cl A1A
0.836%, 01/30/16 (A) (B)	1,157	1,146
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2002-3, Cl 1A6
4.707%, 06/25/32	748	754
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-5, Cl 1A6
4.597%, 01/25/15	2,669	2,703
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A6
4.585%, 11/25/34	3,245	3,267
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2004-2, Cl 1A4
5.323%, 02/25/35	1,210	1,239
Citigroup Mortgage Loan Trust, Ser 2004-OPT1, Cl M1
0.789%, 10/25/34 (A)	2,868	2,663
Citigroup Mortgage Loan Trust, Ser 2006-WFH3, Cl A3
0.389%, 10/25/36 (A)	4,352	4,111
CNH Equipment Trust, Ser 2011- B, Cl A3
0.910%, 08/15/16	4,000	4,004
Conseco Finance Securitization, Ser 2002-1, Cl A
6.681%, 12/01/33 (A)	4,903	5,145
Conseco Financial, Ser 1996-3, Cl A6
7.850%, 05/15/27 (A)	2,152	2,245
Conseco Financial, Ser 1996-6, Cl A6
7.950%, 09/15/27	1,011	1,041
Conseco Financial, Ser 1996-8, Cl A7
8.050%, 11/15/26 (A)	590	606
Conseco Financial, Ser 1997-2, Cl A6
7.240%, 06/15/28 (A)	3,424	3,736
Conseco Financial, Ser 1997-3, Cl A5
7.140%, 03/15/28	520	568
Conseco Financial, Ser 1997-3, Cl A6
7.320%, 03/15/28	172	189
Conseco Financial, Ser 1997-7, Cl A7
6.960%, 07/15/29 (A)	665	719

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2012

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 3A
0.469%, 09/25/34 (A)	$29	$28
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2005-FF5, Cl M1
0.689%, 03/25/35 (A)	551	517
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2005-FF10, Cl A4
0.559%, 11/25/35 (A)	945	823
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF9, Cl M1
0.489%, 06/25/36 (A)	20,000	579
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFA, Cl A3
0.359%, 09/25/26 (A)	486	87
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFB, Cl A2
0.369%, 12/25/26 (A)	196	24
Fremont Home Loan Trust, Ser 2005-1, Cl M2
0.719%, 06/25/35 (A)	376	371
Green Tree, Ser 2008-MH1, Cl A1
7.000%, 04/25/38 (A) (B)	817	820
Greenwich Capital Acceptance, Ser 1995-BA1, Cl B1
7.400%, 08/10/20	2,086	2,106
GSAMP Trust, Ser 2005-HE4, Cl A2C
0.609%, 07/25/45 (A)	71	71
GSAMP Trust, Ser 2005-WMC1, Cl A4
0.619%, 09/25/35 (A)	305	298
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.819%, 11/25/35 (A)	3,098	2,434
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A3
4.350%, 04/15/40	2,741	2,802
Long Beach Mortgage Loan Trust, Ser 2004-6, Cl A3
1.539%, 11/25/34 (A)	1,220	1,000
Long Beach Mortgage Loan Trust, Ser 2005-2, Cl M2
0.699%, 04/25/35 (A)	676	666
Merrill Lynch First Franklin Mortgage Loan Trust, Ser 2007-5, Cl 2A1
0.939%, 10/25/37 (A)	161	161
Mid-State Trust, Ser 2004-1, Cl A
6.005%, 08/15/37	964	1,017
Mid-State Trust, Ser 2010-1, Cl M
5.250%, 12/15/45 (B)	874	897
Morgan Stanley ABS Capital I, Ser 2005-HE6, Cl A2C
0.559%, 11/25/35 (A)	4,806	4,141

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley ABS Capital I, Ser 2005-WMC1, Cl M1
0.944%, 01/25/35 (A)	$42	$42
New Century Home Equity Loan Trust, Ser 2005-C, Cl A2C
0.489%, 12/25/35 (A)	4,913	4,182
Newcastle Investment Trust, Ser 2010-MH1, Cl A
4.500%, 07/10/35 (B)	3,770	3,855
Newcastle Investment Trust, Ser 2011-MH1, Cl A
2.450%, 12/10/33 (B)	4,524	4,565
Origen Manufactured Housing, Ser 2005-B, Cl A4
5.910%, 01/15/37	708	749
Park Place Securities, Ser 2004- MHQ1, Cl M1
0.939%, 12/25/34 (A)	797	791
Park Place Securities, Ser 2004- WCW1, Cl M1
0.869%, 09/25/34 (A)	1,661	1,650
Park Place Securities, Ser 2004- WWF1, Cl M2
0.919%, 12/25/34 (A)	3,161	3,101
Park Place Securities, Ser 2005- WCH1, Cl M2
0.759%, 01/25/36 (A)	1,208	1,121
Popular ABS Mortgage Pass- Through Trust, Ser 2004-5, Cl AF4
4.655%, 12/25/34 (A)	5,236	5,269
Popular ABS Mortgage Pass- Through Trust, Ser 2005-3, Cl AF4
4.776%, 07/25/35 (A)	1,153	1,187
Popular ABS Mortgage Pass- Through Trust, Ser 2005-B, Cl M1
0.719%, 08/25/35 (A)	3,042	2,906
Popular ABS Mortgage Pass- Through Trust, Ser 2006-D, Cl A2
0.399%, 11/25/46 (A)	559	485
RAAC, Ser 2005-RP2, Cl A
0.589%, 06/25/35 (A) (B)	185	184
Residential Asset Mortgage Products, Ser 2004-RS8, Cl AI4
5.060%, 06/25/32 (C)	1,221	1,198
Residential Asset Mortgage Products, Ser 2006-NC2, Cl A2
0.429%, 02/25/36 (A)	1,432	1,158
SACO I, Ser 2005-9, Cl A1
0.739%, 12/25/35 (A)	2,405	1,428
SACO I, Ser 2005-WM3, Cl A1
0.759%, 09/25/35 (A)	1,255	542
Securitized Asset-Backed Receivables LLC Trust, Ser 2005-FR4, Cl M1
0.719%, 01/25/36 (A)	2,114	2,087

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2012

SEI LIBOR Plus Portfolio

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Securitized Asset-Backed Receivables LLC Trust, Ser 2007-NC1, Cl A2B
0.389%, 12/25/36 (A)	$3,200	$1,259
Soundview Home Equity Loan Trust, Ser 2005-OPT3, Cl A4
0.539%, 11/25/35 (A)	1,041	974
Soundview Home Equity Loan Trust, Ser 2005-OPT4, Cl 2A3
0.499%, 12/25/35 (A)	3,164	2,879
Specialty Underwriting & Residential Finance, Ser 2005- AB3, Cl A2B
0.489%, 09/25/36 (A)	765	741
Structured Asset Securities, Ser 2005-2XS, Cl 1A2A
4.510%, 02/25/35 (C)	355	356
Structured Asset Securities, Ser 2007-BC2, Cl A3
0.369%, 03/25/37 (A)	1,189	902
Symphony CLO, Ser 2007-3A, Cl A1A
0.707%, 05/15/19 (A) (B)	2,500	2,359
Terwin Mortgage Trust, Ser 2006- 17HE, Cl A2A
0.319%, 01/25/38 (A) (B)	31	29
Wells Fargo Home Equity Trust, Ser 2006-1, Cl A3
0.389%, 05/25/36 (A)	1,111	1,093

		118,802

Total Asset-Backed Securities (Cost $284,475) ($ Thousands)		247,612

CORPORATE OBLIGATIONS — 4.0%

Consumer Discretionary — 0.5%
News America
6.650%, 11/15/37	2,000	2,305
Time Warner
7.570%, 02/01/24	1,000	1,290

		3,595

Financials — 1.4%
American Express
6.800%, 09/01/66 (A)	2,500	2,562
American International Group
3.800%, 03/22/17	1,000	1,015
American Tower ‡
5.050%, 09/01/20	750	788
Capital One Capital V
10.250%, 08/15/39	1,500	1,553
HSBC Finance
6.676%, 01/15/21	1,000	1,079
SLM MTN
8.450%, 06/15/18	2,000	2,110
6.250%, 01/25/16	500	506

		9,613

Industrials — 1.0%
AGCO
5.875%, 12/01/21	2,000	2,175
BNSF Funding Trust I
6.613%, 12/15/55 (A)	2,000	2,090

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)
Legrand France
8.500%, 02/15/25	$2,000	$2,601

		6,866

Telecommunication Services — 1.0%
Comcast Cable Communications Holdings
9.455%, 11/15/22	2,000	2,917
SBA Tower Trust
4.254%, 04/15/15 (B)	4,000	4,188

		7,105

Utilities — 0.1%
Dominion Resources
7.500%, 06/30/66 (A)	1,000	1,060

Total Corporate Obligations (Cost $27,682) ($ Thousands)		28,239

COLLATERALIZED DEBT OBLIGATIONS — 1.2%

Other Asset-Backed Securities — 1.2%
1776 CLO, Ser 2006-1A, Cl B
0.916%, 05/08/20 (A) (B)	5,000	4,380
AMMC CDO, Ser 2004-3A, Cl A
0.836%, 07/25/16 (A) (B)	874	854
Gale Force CLO, Ser 2007-3A, Cl A1
0.706%, 04/19/21 (A) (B)	2,600	2,478
Victoria Falls CLO, Ser 2005-1A, Cl A2
0.796%, 02/17/17 (A) (B)	1,008	978

Total Collateralized Debt Obligations (Cost $9,065) ($ Thousands)		8,690

CASH EQUIVALENT — 4.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.100%*	32,133,647	32,134

Total Cash Equivalent (Cost $32,134) ($ Thousands)		32,134

U. S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
0.080%, 07/12/12 (D) (E)	500	500

Total U.S. Treasury Obligation (Cost $500) ($ Thousands)		500

Total Investments — 99.7% (Cost $753,181) ($ Thousands)		$707,870

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2012

SEI LIBOR Plus Portfolio

The open futures contracts held by the Portfolio at May 31, 2012, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Net Unrealized Depreciation ($ Thousands)
U.S. 5-Year Treasury Note	(215)	Sep-2012	$(85)
U.S. 10-Year Treasury Note	(108)	Sep-2012	(100)
U.S. Long Treasury Bond	(23)	Sep-2012	(59)

			$(244)

For the year ended May 31, 2012, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $709,684 ($ Thousands)

*	Investment in affiliated security (see Note 3). The rate reported is the 7-day effective yield as of May 31, 2012.
‡	Real Estate Investment Trust.
(A)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2012. The date reported on the Schedule of Investments is the final maturity date.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on May 31, 2012. The coupon on a step bond changes on a specified date.
(D)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts

ABS — Asset-Backed Security

ARM — Adjustable Rate Mortgage

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

LLC — Limited Liability Company

MTN — Medium Term Note

NCUA — National Credit Union Association

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

SPV — Special Purpose Vehicle

12

SEI Alpha Strategy Portfolios, LP

Schedule of Investments

May 31, 2012

SEI LIBOR Plus Portfolio

The following is a summary of the inputs used as of May 31, 2012, in valuing the Portfolio’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$390,695	$—	$390,695
Asset-Backed Securities	—	247,612	—	247,612
Corporate Obligations	—	28,239	—	28,239
Collateralized Debt Obligations	—	8,690	—	8,690
U.S. Treasury Obligation	—	500	—	500
Cash Equivalent	32,134	—	—	32,134

Total Investments in Securities	$32,134	$675,736	$—	$707,870

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(244)	$—	$—	$(244)

*	Futures Contracts are valued at the unrealized depreciation on the instrument.

For the year ended May 31, 2012, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the year ended May 31, 2012, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Alpha Strategy Portfolios, LP

Statement of Assets and Liabilities ($ Thousands)

May 31, 2012

SEI LIBOR Plus Portfolio
Assets
Investments, at value (cost $721,047)	$675,736
Affiliated investment, at value (cost $32,134)	32,134
Interest receivable	2,580
Prepaid expenses	2

Total assets	710,452

Liabilities
Securities purchased payable	529
Advisory fees payable	55
Payable for variation margin	53
Administration fees payable	30
Trustees fees payable	5
Chief Compliance Officer fees payable	2
Accrued expenses and other liabilities	94

Total liabilities	768

Net assets	$709,684

Net Assets:
Paid-in-capital (unlimited authorization - no par value)	$1,159,835
Undistributed net investment income	182,325
Accumulated net realized loss on investments and futures contracts	(586,921)
Net unrealized depreciation on investments	(45,311)
Net unrealized depreciation on futures contracts	(244)

Net assets	$709,684

Net asset value per share (based on 98,692,329 shares outstanding)*	$7.19

*	Shares are not rounded to thousands.

See accompanying notes to financial statements.

SEI Alpha Strategy Portfolios, LP

Statement of Operations ($ Thousands)

For the year ended May 31, 2012

SEI LIBOR Plus Portfolio
Investment income:
Interest	$23,371
Dividends from affiliated security	19

Total investment income	23,390

Expenses:
Advisory fees	2,407
Administration fees	401
Trustee fees	18
Chief Compliance Officer fees	3
Professional fees	87
Custody fees	31
Printing expense	8
Other expenses	81

Total expenses	3,036

Waivers of expenses:
Advisory fees	(1,253)
Administration fees	(401)

Net expenses	1,382

Net investment income	22,008

Net realized and unrealized gain (loss) on investments:
Net realized loss on:
Investments	(10,134)
Futures contracts	(4,918)
Net change in unrealized appreciation on:
Investments	10,552
Futures contracts	81

Net realized and unrealized loss from investments	(4,419)

Net increase in net assets resulting from operations	$17,589

See accompanying notes to financial statements.

SEI Alpha Strategy Portfolios, LP

Statements of Changes in Net Assets ($ Thousands)

	SEI LIBOR Plus Portfolio
	Year Ended May 31, 2012	Year Ended May 31, 2011
Increase in net assets from operations:
Net investment income	$22,008	$22,825
Net realized loss from investments and futures contracts	(15,052)	(37,973)
Net change in unrealized appreciation on investments and futures contracts	10,633	55,471

Net increase in net assets resulting from operations	17,589	40,323

Capital
Capital subscriptions	31,500	100,749
Capital redemptions	(277,400)	(45,294)

Net increase (decrease) in net assets resulting from capital	(245,900)	55,455

Net increase (decrease) in net assets	(228,311)	95,778

Net assets beginning of year	937,995	842,217

Net assets end of year (including undistributed net investment income of $182,325 and $160,317, respectively)	$709,684	$937,995

See accompanying notes to financial statements.

SEI Alpha Strategy Portfolios, LP

Financial Highlights

	SEI LIBOR Plus Portfolio
	Year Ended May 31, 2012	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2009	August 31, 2007† to May 31, 2008
These financial highlights reflect data for a share outstanding throughout the period:
Net asset value, beginning of period	$7.01	$6.69	$5.91	$9.28	$10.00

Investment operations
Net investment income (a)	0.19	0.18	0.20	0.36	0.37
Net realized and unrealized gain (loss) on securities (a)	(0.01)	0.14	0.58	(3.73)	(1.09)

Total from investment operations	0.18	0.32	0.78	(3.37)	(0.72)

Net asset value, end of period	$7.19	$7.01	$6.69	$5.91	$9.28

Total Return(b)	2.57%	4.78%	13.20%	(36.31)%	(7.20)%

Net assets, end of period (000)	$709,684	$937,995	$842,217	$674,257	$1,575,733

Ratios to average net assets:
Expenses, net of waivers	0.17%	0.17%	0.22%	0.19%	0.16	%(c)
Expenses, gross of waivers	0.37%	0.37%	0.38%	0.38%	0.38	%(c)
Net investment income	2.75%	2.64%	3.16%	4.77%	5.25	%(c)
Portfolio turnover(b)	42%	70%	229%	282%	264%

†	Commencement of operations.
(a)	Calculated based on average shares outstanding during the period.
(b)	Returns and turnover rates are for the period indicated and have not been annualized.
(c)	Annualized.

See accompanying notes to financial statements.

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2012

(1)	Organization and Nature of Operations

SEI Alpha Strategy Portfolios, LP (the “Fund”) is a Delaware limited partnership established on May 22, 2007 and commenced operations on August 31, 2007 pursuant to its Agreement of Limited Partnership dated June 29, 2007. The Partnership Agreement permits the Fund to offer separate series (“series”) of units of limited partnership interest (“shares”) and separate classes of shares of such series. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund was established to facilitate the investment needs of registered investment company clients and institutional clients (“Clients”) of SEI Investments Management Corporation (“SIMC” or the “Investment Adviser”) the investment adviser to the Fund. The Fund intends to establish various series that will serve as investment vehicles for those SIMC clients that desire to pursue a distinct investment strategy or gain exposure to particular market segments or asset classes by investing in a pooled investment vehicle rather than directly investing in securities and other investments. The Fund is currently offered exclusively to SIMC’s Clients.

The Fund has currently established a series of units of limited partnership interest representing interests in one portfolio: SEI LIBOR Plus Portfolio (the “Portfolio”), which commenced operations on August 31, 2007. SIMC also serves as the Investment Adviser to the Portfolio. The Portfolio’s investment objective is to seek to maximize total return consistent with the preservation of capital and prudent investment management. Through allocation of the Portfolio’s assets among multiple sub-advisers that use different investment strategies, the Portfolio seeks to produce a total return that exceeds the total return of the BofA Merrill Lynch 3-Month LIBOR (London Interbank Offered Rate) Constant-Maturity Index.

As of May 31, 2012, registered investment companies affiliated with the Investment Adviser owned 100% of the Portfolio.

SEI Investment Strategies, LLC (the “General Partner”), a Delaware limited liability company, serves as the General Partner to the Fund. The General Partner has sole and exclusive authority to manage the operations and business of the Fund, although it has delegated its investment authority to the Investment Adviser.

(2)	Significant Accounting Policies

(a)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund’s financial statements are reasonable and prudent; however, actual results could differ from these estimates and it is reasonably possible that differences could be material.

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2012

(Continued)

(2)	Significant Accounting Policies (continued)

(b)	Valuation of Investments

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Directors. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Fund’s Board of Directors. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Portfolio calculated its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Portfolio calculates net asset value.

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2012

(Continued)

(2)	Significant Accounting Policies (continued)

(b)	Valuation of Investments (continued)

A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it may request that a Committee meeting be called. In addition, the Portfolio’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for the Portfolio holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee meeting should be called based on the information provided.

Options and warrants, for which the primary market is a national securities exchange, are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

In accordance with U.S. GAAP, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2012

(Continued)

(2)	Significant Accounting Policies (continued)

(b)	Valuation of Investments (continued)

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management has evaluated the implications of ASU 2011-04 and does not believe adoption will have a material impact on the financial statements.

The valuation techniques used by the Fund to measure fair value during the year ended May 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs. For details of investment classifications, refer to the Schedule of Investments.

As of May 31, 2012, there were no significant changes to the Fund’s fair valuation methodologies.

(c)	Security Transactions, Investment Income and Realized Gain and Loss

Security transactions are accounted for on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Portfolio estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2012

(Continued)

(2)	Significant Accounting Policies (continued)

(d)	Repurchase Agreements

Securities pledged as collateral for repurchase agreements are held by the Portfolio’s custodian bank until the repurchase date of the repurchase agreement. The Portfolio may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Portfolio’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited. As of May 31, 2012, the Portfolio had not entered into any repurchase agreements.

(e)	Foreign Currency Translation

The books and records of the Portfolio are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Portfolio does not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Portfolio reports certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

(f)	Futures Contracts

The Portfolio utilized futures contracts during the fiscal year ended May 31, 2012. The Portfolio purchased future contracts to gain exposure to market changes, which was more efficient and/or cost effective than actually buying the securities. The Portfolio’s investments in futures contracts were for tactical hedging purposes as well as to enhance the Portfolio’s returns.

Upon entering into such a contract, the Portfolio is required to deposit and maintain as collateral initial margin deposits of cash or securities as required by the exchange on which the contract is traded. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses in the Statement of Operations. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2012

(Continued)

(2)	Significant Accounting Policies (continued)

(f)	Futures Contracts (continued)

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Portfolio could lose more than the original margin deposit required to initiate a futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

(g)	Options/Swaptions Writing/Purchasing

The Portfolio may invest in financial options/swaptions contracts for the purpose of enhancing the Portfolio’s returns. When the Portfolio writes or purchases an option/swaption, an amount equal to the premium received or paid by the Portfolio is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Portfolio on the expiration date as realized gains or losses.

The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Portfolio has realized a gain or a loss on investment transactions.

The risk in writing a call option/swaption is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that the Portfolio may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is that the Portfolio pays a premium whether or not the option/swaption is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist.

Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statement of Assets and Liabilities.

As of May 31, 2012 and for the year then ended, the Portfolio did not hold any options/swaptions.

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2012

(Continued)

(2)	Significant Accounting Policies (continued)

(h)	Swap Agreements

The Portfolio may enter into swap contracts to manage interest rate risk and credit risk. The portfolio’s investments in swap contracts would be mainly for tactical hedging purposes rather than leveraging. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal.

Credit-default swaps involve periodic payments by the Portfolio or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Total return swaps allow an investor to benefit from the cash flow from a security, without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount.

Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage the Portfolio’s exposure to interest rates.

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2012

(Continued)

(2)	Significant Accounting Policies (continued)

(h)	Swap Agreements (continued)

The Portfolio is party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Portfolio and the counterparty.

Payments received or made are recorded as realized gains or loss. The Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the Schedule of Investments. In connection with swap agreements, cash and securities may be set aside as collateral by the Portfolio’s custodian. The Portfolio enters into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect the Portfolio’s value from changes in interest rates, or to expose the Portfolio to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

As of May 31, 2012 and for the year then ended, the Portfolio did not hold any swap contracts.

(i)	Delayed Delivery Transactions

The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

25

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2012

(Continued)

(2)	Significant Accounting Policies (concluded)

(j)	Collateralized Debt Obligations

The Portfolio invests in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Portfolio as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(k)	Dividends and Distributions to Shareholders

The Portfolio allocates its net income daily as a dividend and is paid monthly. Such dividends are allocated among the limited partners based upon each limited partner’s respective ownership percentage. The Portfolio makes distributions of capital gains, if any, at least annually.

(3)	Investment Adviser, Administrator and Other Transactions

SIMC serves as Investment Adviser to the Portfolio and acts as the manager of managers of the Portfolio. In connection with serving as investment adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.30% of the average daily net assets of the Portfolio. Effective June 1, 2010, SIMC has voluntarily agreed to waive a portion of its fee so that the total amount of expenses of the Portfolio, exclusive of short sale expenses, will not exceed 0.17% of the Portfolio’s average net assets.

26

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2012

(Continued)

(3)	Investment Adviser, Administrator and Other Transactions (continued)

SIMC has entered into investment sub-advisory agreements with the following parties: Declaration Management & Research LLC and Brookfield Investment Management, Inc. SIMC pays the sub-advisers out of the investment advisory fees it receives.

SEI Global Services, Inc. (the “Administrator”), serves as the Fund’s administrator. The Administrator is a wholly-owned subsidiary of SEI Investments Company. The Administrator provides certain administrative, accounting, and transfer agency services to the Portfolio. The services to be performed by the Administrator may be completed by one or more of its affiliated companies. The Portfolio pays the Administrator a fee equal to 0.05% (on an annualized basis) of the Portfolio’s Net Asset Value, which is accrued daily and is paid monthly in arrears. In conjunction with the Adviser, the Administrator has voluntarily agreed to waive a portion of its fee so that the total amount of expenses of the Portfolio will not exceed 0.17% of the Portfolio’s average net assets.

Shares of the Portfolio are sold on a private placement basis in accordance with Regulation D under the 1933 Act. SEI Investments Distribution Co. (“SIDCo.”) acts as the placement agent for the shares of the Portfolio. SIDCo. is a wholly owned subsidiary of SEI Investments Company. SIDCo. receives no compensation for its services.

The Portfolio may invest in certain companies with which it is affiliated. Such investments are considered an “Investment in affiliated securities” and are disclosed on the Schedule of Investments.

The SEC has granted an exemption that permits the Fund to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula approved by the SEI Funds’ Board of Trustees/Directors. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. As of May 31, 2012 and for the year then ended, the Fund did not participate in the Program.

(4)	Allocation of Profits and Losses

For federal income tax purposes, the Portfolio’s items of income, gain, loss and deduction for each taxable year are allocated among the limited partners in such manner as to take into account equitably the variations between the Portfolio’s tax basis in and book value of its assets; based upon each limited partner’s respective ownership percentage.

27

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2012

(Continued)

(5)	Capital Subscriptions and Redemptions

Shares of the Portfolio may be issued on any day that the New York Stock Exchange (“NYSE”) is open for business (a “business day”). The Portfolio calculates its net asset value (“NAV”) once each business day as of the close of normal trading on the NYSE (normally 4:00 pm Eastern Time).

Shares of the Portfolio may be redeemed on any business day. The sale price of each share will be the next NAV determined after the Portfolio receives the request.

Share transactions of the Portfolio for the year ended May 31, 2012, were as follows (Thousands):

Shares Issued	4,502
Shares Redeemed	(39,553)

Total Share Transactions	(35,051)

(6)	Investment Transactions

The cost of security purchases and proceeds from the sale and maturity of securities, other than temporary cash investments and futures, during the year ended May 31, 2012 were as follows ($ Thousands):

	U.S. Gov’t	Other	Total
Purchases	$85,432	$197,258	$282,690
Sales and Maturities	58,953	377,621	436,574

(7)	Federal Tax Information

The Fund’s taxable income or loss is reported by the limited partners individually. The liability for payment of federal and state income tax on the Fund’s earnings is the responsibility of its partners, rather than that of the Fund. Accordingly, no provision on liability for U.S. federal income taxes has been recorded in the financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of May 31, 2012, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

28

SEI Alpha Strategy Portfolios, LP

Notes to Financial Statements

May 31, 2012

(Concluded)

(7)	Federal Tax Information (continued)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Portfolio at May 31, 2012, were as follows ($ Thousands):

Federal Tax cost	Appreciated Securities	Depreciated Securities	Net Unrealized Depreciation
$ 753,181	$8,806	$(54,117)	$(45,311)

(8)	Concentrations/Risks

In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications by the Portfolio to the counterparty of the contract. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

The Portfolio concentrates its investments in Mortgage-Backed Obligations which may cause greater fluctuations in market values. The market values of the Portfolio’s investments may also change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

(9)	New Accounting Pronouncements

In December 2011, the FASB issued a further update to the guidance “Balance Sheet – Disclosures about Offsetting Assets and Liabilities”. The amendments to this standard require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amended guidance is effective for interim and annual reporting periods beginning after January 1, 2013. At this time, management is evaluating the implications of this update and its impact on the financial statements has not been determined.

(10)	Subsequent Events

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of May 31, 2012.

29

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders

SEI Alpha Strategy Portfolios, LP:

We have audited the accompanying statement of assets and liabilities of SEI Alpha Strategy Portfolios, LP (the “Fund”) comprising the SEI LIBOR Plus Portfolio (the “Portfolio”) as of May 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2012, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SEI Alpha Strategy Portfolios, LP as of May 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

July 27, 2012

SEI Alpha Strategy Portfolios, LP

Disclosure of Fund Expenses (Unaudited)

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period shown and held for the entire period.

•

Actual Portfolio Return. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

•

Hypothetical 5% Return. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/01/11	Ending Account Value 05/31/12	Annualized Expense Ratios	Expenses Paid During Period*
SEI LIBOR Plus Portfolio
Actual Fund Return	$1,000.00	$1,028.60	0.17%	$0.86
Hypothetical 5% Return	1,000.00	1,024.15	0.17	0.86

•	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

SEI Alpha Strategy Portfolios, LP

Directors and Officers of the Fund (Unaudited)

The following chart lists Directors and Officers as of May 31, 2012.

Set forth below are the names, ages, addresses, position with the Fund, term of office and length of time served, the principal occupations during the past five years, number of portfolios in fund complex overseen by the directors, and other directorships outside the fund complex of each of the persons currently serving as Directors and Officers of the Fund. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Directors and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

Name, Age and Address	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director[2]	Other Directorships Held by Director
INTERESTED DIRECTORS
Robert A. Nesher One Freedom Valley Drive, Oaks, PA 19456 65 yrs. old	Chairman of the Board of Directors*	Since 1982	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	90	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Investments — Global Fund Services, Limited, SEI Investments (Europe), Limited, SEI Global Nominee Ltd., and SEI Structured Credit Fund, L.P.

SEI Alpha Strategy Portfolios, LP

Directors and Officers of the Fund (Unaudited) (continued)

Name, Age and Address	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director[2]	Other Directorships Held by Director
INTERESTED DIRECTORS (continued)
William M. Doran One Freedom Valley Drive Oaks, PA 19456 71 yrs. old	Director*	Since 1982	Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Fund, SEI, SIMC, the Administrator and the Distributor. Secretary of SEI since 1978.	90	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI since 1974. Director of the Distributor since 2003. Director of SEI Investments — Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Global Nominee, Ltd., SEI Investments – Unit Trust Management (UK), Limited, SEI Investments (Asia), Limited, and SEI Asset Korea Co., Ltd.

DIRECTORS
George J. Sullivan Jr. One Freedom Valley Drive, Oaks, PA 19456 69 yrs. old	Director	Since 1996	Retired since January 2012. Self-employed Consultant, Newfound Consultants, Inc. since April 1997-December 2011.	90	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, State Street Navigator Securities Lending Trust, Director of SEI Structured Credit Fund L.P. and member of the independent review committee for SEI’s Canadian-registered mutual funds.

Rosemarie B. Greco One Freedom Valley Drive, Oaks, PA 19456 65 yrs. old	Director	Since 1999	Director, Governor’s Office of Health Care Reform, Commonwealth of Pennsylvania since 2003.	90	Director, Sunoco, Inc.; Director, Exelon Corporation; Trustee, Pennsylvania Real Estate Investment Trust.

33

SEI Alpha Strategy Portfolios, LP

Director and Officers of the Fund (Unaudited) (continued)

Name, Age and Address	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director[2]	Other Directorships Held by Director
DIRECTORS (continued)
Nina Lesavoy One Freedom Valley Drive, Oaks, PA 19456 54 yrs. old	Director	Since 2003	Founder and Managing Director, Avec Capital, since April 2008. Managing Director, Cue Capital from March 2002 to March 2008	90	Director of SEI Structured Credit Fund, L.P.

James M. Williams One Freedom Valley Drive, Oaks, PA 19456 64 yrs. old	Director	Since 2004	Vice President and Chief Investment Officer, J. Paul Getty Trust, Non-Profit Foundation for Visual Arts, since December 2002.	90	Trustee/Director of Ariel Mutual Funds and SEI Structured Credit Fund, L.P.

Mitchell A. Johnson One Freedom Valley Drive, Oaks, PA 19456 70 yrs. old	Director	Since 2007	Private Investor since 1994.	90	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds.

Hubert L. Harris, Jr. One Freedom Valley Drive, Oaks, PA 19456 68 yrs. old	Director	Since 2008	Retired since December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., 1997-December 2005. Chief Executive Officer INVESCO North America, September 2003-December 2005.	90	Director of Colonial BancGroup, Inc. and St. Joseph’s Translational Research Institute, Chair of the Board of Trustees, Georgia Tech Foundation, Inc. (nonprofit corporation); Board of Councilors of the Carter Center.

34

SEI Alpha Strategy Portfolios, LP

Director and Officers of the Fund (Unaudited) (continued)

Name, Age and Address	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director[2]	Other Directorships Held by Director
OFFICERS
Robert A. Nesher One Freedom Valley Drive, Oaks, PA 19456 65 yrs. Old	President & CEO	Since 2005	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	N/A	N/A

Peter A. Rodriguez One Freedom Valley Drive, Oaks, PA 19456 50 yrs. old	Controller & Chief Financial Officer	Since 2011	Director, Fund Accounting, SEI Investments Global Fund Services (March 2011, September 2002 to March 2005 and 1997-2002); Director, Mutual Fund Trading, SEI Private Trust Company (May 2009 to February 2011); Director, Asset Data Services, Global Wealth Services (June 2006 to April 2009); Director, Portfolio Accounting, SEI Investments Global Fund Services (March 2005 to June 2006)	N/A	N/A

35

SEI Alpha Strategy Portfolios, LP

Director and Officers of the Fund (Unaudited) (continued)

Name, Age and Address	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director[2]	Other Directorships Held by Director
OFFICERS (continued)
Russell Emery One Freedom Valley Drive, Oaks, PA 19456 49 yrs. old	Chief Compliance Officer	Since 2006	Chief Compliance Officer of SEI Institutional Managed Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Asset Allocation Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Institutional Investments Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds, since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Chief Compliance Officer of Adviser Managed Trust since December 2010. Chief Compliance Officer of New Covenant Funds since February 2012.	N/A	N/A

Timothy D. Barto One Freedom Valley Drive, Oaks, PA 19456 44 yrs. old	Vice President & Secretary	Since 2002	General Counsel, Vice President and Secretary of SIMC and the Administrator since 2004. Vice President and Assistant Secretary of SEI since 2001. Vice President of SIMC and the Administrator since 1999.	N/A	N/A

36

SEI Alpha Strategy Portfolios, LP

Director and Officers of the Fund (Unaudited) (concluded)

Name, Age and Address	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director[2]	Other Directorships Held by Director
OFFICERS (continued)
Aaron Buser One Freedom Valley Drive, Oaks, PA 19456 41 yrs. old	Vice President & Assistant Secretary	Since 2008	Vice President and Assistant Secretary of SIMC since 2007. Associate at Stark & Stark (2004-2007).	N/A	N/A

David F. McCann One Freedom Valley Drive, Oaks, PA 19456 36 yrs. old	Vice President & Assistant Secretary	Since 2009	Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker, Bidder & Reath LLP (law firm), May 2005- October 2008.	N/A	N/A

John J. McCue One Freedom Valley Drive, Oaks, PA 19456 48 yrs. old	Vice President	Since 2004	Director of Portfolio Implementations for SIMC since 1995. Managing Director of Money Market Investments for SIMC since 2003.	N/A	N/A

Keri E. Rohn One Freedom Valley Drive, Oaks, PA 19456 31 yrs. old	Privacy Officer and Anti-Money Laundering Compliance Officer	Since 2009	Compliance Officer of SEI Investments Company since June 2003.	N/A	N/A

*	Messrs. Nesher and Doran are Directors who may be deemed as “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with SIMC and the Fund’s Distributor.
[1]

Each Director shall hold office during the lifetime of the Fund until the election and qualification of his of her successor, or until he or she sooner dies, resigns or is removed in accordance with the Fund’s By-Laws.

[2]

The Fund Complex includes the following: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, Adviser Managed Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Alpha Strategy Portfolios, LP. and New Covenant Funds.

37

SEI Alpha Strategy Portfolios, LP

Board Considerations in Re-Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Alpha Strategy Portfolios, LP (the “Fund”) has been established to facilitate the investment needs of registered investment company clients and institutional clients (“clients”) of SEI Investments Management Corporation (“SIMC”), the investment adviser to the Fund. The Fund establishes various portfolios that will serve as investment vehicles for those SIMC clients that desire to pursue a distinct investment strategy or gain exposure to particular market segments or asset classes by investing in a pooled investment vehicle rather than directly investing in securities and other investments. The Fund is currently offered exclusively to SIMC’s clients.

The Fund has currently established one series of units of limited partnership interest representing interests in one portfolio: the SEI LIBOR Plus Portfolio (the “Portfolio”). The Fund and SIMC have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the Portfolio and may manage the cash portion of the Portfolio’s assets. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Fund’s Board of Directors (the “Board”), the Portfolio’s sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Portfolio. The Sub-Advisers are also responsible for managing their employees who provide services to the Portfolio.
The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Portfolio’s Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Portfolio; and (ii) by the vote of a majority of the Directors who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Directors”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Portfolio’s Directors must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Fund’s Board calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Fund and SIMC and SIMC and the Sub-Advisers with respect to the Portfolio of the Fund. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives extensive data from third parties. This information is provided in addition to the detailed information about the Portfolio that the Board reviews during the course of each year, including information that relates to Portfolio operations and Portfolio performance. The Directors also receive a memorandum from Portfolio counsel and independent counsel to the Independent Directors regarding the responsibilities of Directors in connection with their consideration of whether to renew the Fund’s Investment Advisory Agreements. Finally, the Independent Directors receive advice from independent counsel to the Independent Directors, meet in executive sessions outside the presence of

SEI Alpha Strategy Portfolios, LP

Board Considerations in Re-Approving the Advisory and Sub-Advisory Agreements (Unaudited)

(continued)

Portfolio management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Fund’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC and the Sub-Advisers charge the Portfolio compared with the fees each charge to comparable mutual funds; (vi) the Portfolio’s overall fees and operating expenses compared with similar mutual funds; (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Portfolio-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance systems; (ix) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (x) SIMC’s and the Sub-Advisers’ reputation, expertise and resources in domestic and/or international financial markets; and (xi) the Portfolio’s performance compared with similar mutual funds.

At the September 13-14, 2011 and March 27-28, 2012 meetings of the Board of Directors, the Directors, including a majority of the Independent Directors, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Portfolio. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

•

the nature, extent and quality of the services provided to the Portfolio under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Portfolio;

•	the Portfolio’s investment performance and how it compared to that of other comparable mutual funds;

•	the Portfolio’s expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•

the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Portfolio, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

•

the extent to which economies of scale would be realized as the Portfolio grows and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Portfolio investors.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Portfolio and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Portfolio. In this regard, the Directors evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. The Directors found the level of SIMC’s and each Sub-Adviser’s professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the

39

SEI Alpha Strategy Portfolios, LP

Board Considerations in Re-Approving the Advisory and Sub-Advisory Agreements (Unaudited)

(continued)

Portfolio and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Portfolio supported renewal of the Investment Advisory Agreements.

Portfolio Performance. The Board of Directors considered Portfolio performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Directors considered the Portfolio’s performance relative to its peer group and appropriate indices/benchmarks in light of total return, yield and market trends. As part of this review, the Directors considered the composition of each peer group and selection criteria. In evaluating performance, the Directors considered both market risk and shareholder risk expectations for the Portfolio. The Directors found Portfolio performance satisfactory, and, where performance was below the benchmark, the Directors were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Portfolio supported renewal of the Investment Advisory Agreements.

Portfolio Expenses. With respect to the Portfolio’s expenses under the Investment Advisory Agreements, the Directors considered the rate of compensation called for by the Investment Advisory Agreements and the Portfolio’s net operating expense ratio in comparison to those of other comparable mutual funds. The Directors also considered information about average expense ratios of comparable mutual funds in the Portfolio’s peer group. The Directors further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Directors considered the effects of SIMC’s voluntary waiver of management and other fees and the Sub-Advisers’ fees to prevent total Portfolio expenses from exceeding a specified cap and concluded that SIMC and the Sub-Advisers, through waivers, have maintained the Portfolio’s net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Portfolio are reasonable and supported renewal of the Investment Advisory Agreements.

Profitability. With regard to profitability, the Directors considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Directors considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Portfolio by SIMC and the Sub-Advisers and their affiliates. The Directors found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Portfolio directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. The Directors considered the existence of any economies of scale and whether those were passed along to the Portfolio’s shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Portfolio obtains reasonable benefit from economies of scale.

40

SEI Alpha Strategy Portfolios, LP

Board Considerations in Re-Approving the Advisory and Sub-Advisory Agreements (Unaudited)

(concluded)

Based on the Directors’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Directors, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Directors considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Directors did not identify any particular information that was all-important or controlling.

41

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (888) 786-9977; and (ii) on the Commission’s website at http://www.sec.gov.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer.

Item 3.	Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Directors has determined that the Registrant has two audit committee financial experts serving on the audit committee.

(a) (2) The audit committee financial experts are George J. Sullivan, Jr. and Hubert L. Harris, Jr. Mr. Sullivan and Mr. Harris are independent directors as defined in Form N-CSR Item 3 (a) (2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal year 2012 and for fiscal year 2011 as follows:

		Fiscal Year 2012			Fiscal Year 2011
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees (1)	$39,500	$0	$0	$39,500	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$5,000	$0	$0	$0	$0
(d)	All Other Fees (2)	$0	$261,000	$0	$0	$244,500	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	See Item 4(g) for a description of the services comprising the fees disclosed under this category.

(e)(1)	Not Applicable.

(e)(2)	Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2012	FYE 2011
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	Not applicable.

(g)(1)	The aggregate non-audit fees and services billed by KPMG for the fiscal year 2012 and fiscal year 2011 were $261,000 and $244,500, respectively. Non-audit fees consist of SSAE No. 16 review of fund accounting and administration operations, attestation report in accordance with Rule 17 Ad-13, agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations and tax consulting services for various service affiliates of the Registrant.

(h)	During the past fiscal year no non-audit services were provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

Located under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Directors. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Directors (the “Board”). Pursuant to the Committee’s Charter, adopted on June 29, 2007, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended
(17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Alpha Strategy Portfolios, LP

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: July 30, 2012

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: July 30, 2012